Solid Values.
Sophisticated Solutions.

Johnson Investment Counsel, Inc. was founded in 1965 under the principle that clients are our top priority. For over four decades, we have grown to become the largest independent wealth management firm in the state of Ohio.

Our dedication to service stems from our passion to provide sophisticated solutions to our clients located in 45 states. As an employee-owned firm, whose values influence everything we do, we partner with our clients to develop long-lasting relationships.

Featured Services

Integrated Wealth Management
Trust Services
Johnson Charitable Gift Fund
Institutional Services

Johnson Mutual Funds

To see a complete list of our funds and options, please visit our NAV page or call 513.661.4399 (option 5).

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Johnson Mutual Funds

Johnson Mutual Funds
Enter Price Date:
07/09/2008		View

PUBLIC	07/08/2008		07/07/2008
Funds	Price	Change	Price
Growth	24.92	0.34	24.58
Dynamic Growth	16.89	0.20	16.69
Equity Income	17.19	0.30	16.89
Disciplined Large-Cap	15.63	0.20	15.43
Disciplined Mid-Cap	29.23	0.29	28.94
Disciplined Small-Cap	13.75	0.43	13.32
Realty	15.70	1.01	14.69
Fixed Income	16.08	0.02	16.06
Municipal Income	15.95	0.03	15.92

INSTITUTIONAL	07/08/2008		07/07/2008
Funds	Price	Change	Price
Institutional Bond I	14.80	0.01	14.79
Institutional Bond II	15.17	0.01	15.16
Institutional Bond III	15.30	0.01	15.29
Enhanced Return	12.87	0.23	12.64

The Funds' prices (NAVs) are provided to you for informational purposes only and are not a guarantee of purchase or redemption prices for past or expected future transactions.

You can also check our current prices by calling the Johnson Mutual Funds Recorded Line.
1. Using a touch-tone phone, dial 513-661-4399.
2. Press 5 when the automated operator answers.

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Solid Values. Sophisticated Solutions.

As Ohio’s largest employee-owned wealth management firm, Johnson Investment Counsel serves our clients in many ways—all aligned toward our mission of improving the quality of our clients’ lives. For over four decades, we have helped our diverse group of clients meet their unique goals.

As a fee-only wealth management firm, we proudly embrace our fiduciary duty to our clients—meaning we have a legal standard, unlike many investment firms, to put your interests above our own.

In an era of outsourcing, Johnson Investment Counsel has organically grown and developed new services to meet our clients’ changing needs by creating our own no-load Johnson Mutual Funds family, our private trust company-Johnson Trust Company, and our public foundation, the Johnson Charitable Gift Fund. Unlike a publicly-traded company, our independence allows us to continue to add additional services without worrying about the short-term cost and effect on our stock price.

Through our divisions, we help individuals and institutions prudently accumulate and distribute wealth to family and charity. By taking time to truly get to know you and your family or organization, we develop a customized plan to meet your goals, taking into account your unique situation, values and concerns.

Our clients often cite the “peace of mind” they receive in knowing they have a customized, integrated wealth management plan that is based on solid values and sophisticated solutions. Our plans leverage our expertise in the following areas:

▪	Investment Management
▪	Asset/Liability Management
▪	Educational Funding
▪	Retirement Cash Flow Planning
▪	Asset Protection Planning
▪	Income Tax Planning
▪	Charitable Gift Planning
▪	Estate/Trust Planning

Our Portfolio Managers, supported by a well-trained and diligent staff, strive to become your trusted advisor, often resulting in relationships that span multiple decades and generations.

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Integrated Wealth Management

Why It Matters To You

Some investment firms, many with fine performance records, only focus on asset management. Such a focus does not address the important ongoing issues that arise for many people, such as:

▪	How much can I afford to spend on a home?
▪	What is the best way to finance the purchase of a major asset, such as a second home?
▪	What is the best way to fund my children’s or grandchildren’s education?
▪	How much should I save for retirement? When am I able to retire?
▪	How should I handle the rollover from my profit sharing plan?
▪	How much can I withdraw from my portfolio in retirement and not run out of money if I live into my nineties?
▪	How can I minimize my income tax burden?
▪	What is the best way to handle charitable gifting?
▪	How can I protect my family if I were to die suddenly?
▪	How can I structure the ownership of my assets to minimize estate taxes and pass my assets to family and/or charity efficiently?

These are just a few common examples of questions that we help clients with every day. To answer these questions, we need to fully understand your overall financial situation—as well as your unique goals, values and concerns.

Our proprietary Financial Management Review and Wealth Management Review are customized documents that we present to our individual clients each year. These reviews provide a “top-down” view of your entire financial situation and give us the proper context to address the ongoing issues that arise over time.

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Retirement Planning

You Only Retire Once

Our Portfolio Managers have helped thousands of clients retire over the past four decades—providing us the expertise to make it an effortless experience for you. Whether retirement is a distant dream or a current reality, our Portfolio Managers are experts at helping you accumulate assets for retirement and developing a sustainable spending plan while you enjoy retirement.

Because market returns will vary over time, our Retirement Cash Flow Analysis (presented in our Wealth Management Review or Financial Management Review) employs sophisticated technology to account for the variability of investment returns over time and to help meet your retirement cash flow needs. Monte Carlo Simulation is a statistical technique that originated over 60 years ago that allows for the modeling of uncertainty into a forecast.

While you are accumulating assets for retirement, the order of returns you earn does not change the return of your portfolio. However, during retirement it is the order of returns, and not the average return, that determines if you will outlive your funds. We integrate sophisticated investment planning with retirement cash flow planning to construct diversified portfolios that help sustain your assets for many decades.

See Sustainability in Action

This sample analysis shows the probability of a 60-year-old individual having assets remaining at age 95, assuming different initial spending levels from their portfolio.

Click here to read the article
Planning For Retirement
by M. Jay Wertz, CFP®

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Educational Planning

Strategies for Educational Funding

With educational costs increasing as much as 6% (twice the general rate of inflation) annually, it has become increasingly difficult for many families to fully fund tuition for children and grandchildren. Our Portfolio Managers are experts at developing tailored plans to address this challenge. Our focus on diversification and dynamic asset allocation helps ensure you can provide for the education of your children and grandchildren so that they have the tools to thrive in an increasingly complex and competitive world.

Whether understanding how financial aid can assist in meeting college expenses, or how Education Savings Accounts and 529 College Savings Plans can provide for tax-free accumulation, our Portfolio Managers are skilled at helping you meet this significant expense.

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Investment Management

Our Expertise, Your Goals

With over four decades of investment management experience, we have developed considerable skills in tailoring portfolios to meet clients’ unique needs. Our approach integrates sound academic principles while accounting for the growing complexity of today’s financial markets and financial innovations.

Our Portfolio Managers expertly construct well-diversified portfolios, that balance risk and return, to achieve your goals. Whether you are younger and investing for long-term growth or older and investing for income and stability, we construct a tailored portfolio representing your unique needs, with an eye on reducing volatility so you feel confident about your investment strategy—and sleep well at night.

Our Research Department and Portfolio Managers collaborate on a daily basis to analyze the economy and financial markets and to identify investment opportunities. We also utilize expert research from outside of our firm, which leads us to invest in stocks and bonds that offer reasonable returns without undue risk. We also utilize low-cost, no-load mutual funds and exchange traded funds (ETFs) to cost effectively access specialized areas of markets—both domestically and internationally.

Click here to learn more about our investment approaches.

Johnson Investment Counsel also serves as investment advisor for the Johnson Mutual Funds, a no-load family of funds. Learn more about Johnson Mutual Funds.

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Estate Planning

Maximize Your Legacy

A lifetime of prudent saving and wise investing can be destroyed by poor estate planning. That is why our Portfolio Managers have always focused on not only growing your assets, but also efficiently distributing assets to family and charity.

“A lifetime of prudent saving and wise investing can be destroyed by poor estate planning.”

Our Portfolio Managers have a deep understanding of the importance of asset titling and beneficiary designations, as well as sophisticated estate planning techniques, to maximize the transfer of assets. The Estate Planning section of our Wealth Management Review summarizes how your assets will be distributed in understandable terms, and this allows you to modify your plans as needed to ensure your estate plans effectively meet your wishes.

By integrating our investment management and portfolio construction expertise with our estate planning knowledge, our Portfolio Managers work together with the attorneys of Johnson Trust Company to help you employ sophisticated estate planning techniques to minimize estate taxes.

A Unique Approach to Estate Planning

Johnson Trust Company can assist with your estate planning by first reviewing and summarizing your wills, existing trusts, and other estate planning documents. We analyze the effectiveness of your existing estate planning documents within the context of your current wealth, asset titling, beneficiary designations and family relationships.

We then encourage you to quantify answers to the Three Key Questions to the right that can clarify your estate planning goals.

Once we determine your goals, we identify and structure planning strategies to achieve your goals using short-term and longer-term strategies. We typically work closely with your attorney or other advisors in this idea-generation process. Finally, we collaborate with your advisors to finalize your wealth transfer plans, complete the necessary documents and implement the plans.

Three Key Questions

Quantify Your Financial Independence

How much wealth do you need to hold during your lifetime to feel financially secure?

Identify an Appropriate Family Legacy

How much wealth do you feel is appropriate to transfer to family, and how, and when, should the wealth be transferred, given their special circumstances?

Maximize Your Contribution to Society

Do you wish to make charitable gifts with assets that remain or will likely go to the government in taxes? If yes, how and when do you wish to make the charitable gifts (e.g. during your lifetime, at death, over future generations?)

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Charitable Gift Planning Services

Making A Difference

If you wish to support charitable organizations, Johnson Trust Company offers philanthropic advisory services that help you:

▪	Identify assets best-suited for charitable giving.
▪	Clarify your charitable interests and goals and select appropriate charities.
▪	Identify and structure tax-efficient charitable gift strategies.
▪	Establish charitable trusts, private foundations, donor-advised funds, and supporting organizations.
▪	Administer charitable trusts and private foundations, including timely distributions and preparation of tax returns.
▪	Advise on ways to use gifts to the Johnson Charitable Gift Fund to achieve your charitable goals during, or after, your lifetime.

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Individual Retirement Account Rollovers

Managing Your Transition

For many of our clients, their retirement plan account or Individual Retirement Account (IRA) is their largest single investment. These tax-deferred investment accounts have unique benefits and income tax issues in which our Portfolio Managers are well-versed, and they strive to help you get the most from your retirement planning.

We have helped thousands of clients with tax-free rollovers from qualified retirement plans transition into IRA Rollover accounts. This experience allows us to create a more diversified, custom-tailored portfolio that often has lower fees and more investment options.

Whether dealing with required minimum distributions or navigating the estate planning implications of tax-deferred accounts, our Portfolio Managers are adept at managing your IRA to provide for your retirement cash flow needs. As the tax landscape grows more complicated in the coming decades, it will be increasingly important to properly manage this important asset.

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Johnson Charitable Gift Fund

A Sophisticated Solution for Charitable Giving

The Johnson Charitable Gift Fund is a public charity qualified by the Internal Revenue Service under Section 501(c)(3) to receive charitable gifts, tax-deductible to the fullest extent allowed by law. The Gift Fund offers Donor-Advised Accounts, Endowment Funds and Memorial Funds.

What is a Donor-Advised Account?

A Donor-Advised Account is a means of charitable giving which enables you to invest accumulated contributions, allowing the funds to grow over time.

A Donor-Advised Account provides a flexible, sophisticated giving tool that allows you to make charitable gifts and receive income tax deductions when it makes sense for you. It also allows your ongoing charitable giving to be simply and efficiently integrated into your wealth management and planning.

Advantages of Donor-Advised Accounts

▪	Low minimum contributions
▪	Easy setup process
▪	Cost efficient structure
▪	Immediate tax benefits
▪	Ability to give anonymously

Establishing a Donor-Advised Account

1.) Complete and return a short Account Application.

2.) Fund the account with a minimum contribution of $1,000 in cash or securities.

Once funded, you may begin recommending grants to any qualified public charity by submitting a Grant Recommendation Form.

For further details, please refer to the Program Circular.

Charitable Gift Fund Forms

Program Circular
Account Application
Contribution Form
Grant Recommendation Form

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Trust Services

A Professional Trustee to Serve Your Family

The professionals at Johnson Trust Company are passionate about helping families manage wealth from generation to generation. Johnson Trust Company provides estate and charitable gift planning, comprehensive private trust services, and executor and estate settlement services to implement our clients’ estate plans for the future.

What Are the Benefits of Having a Trust?

▪	Managing the transfer of wealth to the next generation or charity
▪	Reducing gift and estate taxes
▪	Avoiding probate
▪	Asset protection
▪	Charitable gift planning
▪	Special needs planning

Who Do We Serve?

▪	Individuals
▪	Endowments & Foundations
▪	Charitable Organizations
▪	Retirement Plans

Trustee Services

Johnson Trust Company can serve as trustee or co-trustee with another individual or as an agent for yourself or another individual trustee, providing trust administration services at the direction of the individual trustee.

Executor and Estate Settlement Services

Johnson Trust Company can serve as executor of your estate or assist individual executors in the estate settlement process, providing date of death valuations and coordination and monitoring of probate administration, estate investment management and tax return preparation by legal counsel.

Click here to learn more about Johnson Trust Company.

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Institutional Management

At Johnson Institutional Management, we view client relationships as partnerships and align our services around the various needs of those we serve. The deep experience of our people, our disciplined approach to portfolio construction and our ability to provide customized solutions sets us apart in the institutional market.

Sophisticated Solutions

Johnson Institutional Management has extensive experience designing customized solutions to meet the investment needs of institutional investors. Whether it’s creating and reviewing investment and spending policy statements or building an asset allocation strategy, our team of Portfolio Managers can guide institutional clients on how the markets can best work for them to achieve their investment goals. We never sell products, but instead offer sophisticated investment solutions.

Cash Management Services

Many of our clients need assistance with the management of their corporate cash. Johnson Institutional Management has significant experience building customized investment programs to maximize the return on working capital or excess cash. We analyze the cash flow needs of your organization and create a customized plan to enhance the return on cash.

Investment Management Expertise

Johnson Institutional Management provides investment expertise in quality fixed income and disciplined equity strategies. Our clients and their consultants rely on our unwavering approach to investment management to provide complete exposure to an asset class or as a complement to other managers. We provide mandate investment services in intermediate and core fixed income; Small-, Mid-, and Large-Cap equity; and synthetic enhanced equity index management.

To learn more, please click here to access the Johnson Institutional Management website.

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Johnson Mutual Funds

Diversification Is Key

Johnson Investment Counsel serves as advisor for the Johnson Mutual Funds, a family of nine publicly-available mutual funds. Our employees are heavily invested in our funds, aligning our interests with our clients.

Stock Funds

Equity Income Fund

The investment objective of the Equity Income Fund is to provide above-average dividend income and long-term growth of capital. The Fund invests primarily in common stocks of larger-sized U.S. companies believed to have above-average dividend income and capital growth.

Growth Fund

The objective of the Growth Fund is long-term growth of capital. The Fund invests primarily in common stocks of large-sized companies believed to have above-average prospects for appreciation.

Dynamic Growth Fund

The investment objective of the Dynamic Growth Fund is long-term growth of capital. The Fund invests in small-, mid- and large-sized capitalization U.S. companies believed to have opportunities for above-average growth.

Disciplined Large-Cap Fund

The investment objective of the Disciplined Large-Cap Fund is long-term growth of capital. The Fund invests primarily in equity securities of large-sized U.S. companies believed to offer opportunities for capital growth. Companies are selected for the Fund's portfolio using a disciplined, quantitative model.

Disciplined Mid-Cap Fund

The objective of the Disciplined Mid-Cap Fund is long-term growth of capital. The Fund invests primarily in common stocks of small-to medium-sized companies believed to have above-average prospects for appreciation. Companies are selected for the Fund's portfolio using a disciplined, quantitative model.

Disciplined Small-Cap Fund

The investment objective of the Disciplined Small-Cap Fund is long-term growth of capital. The Fund invests primarily in equity securities of small-sized companies believed to offer opportunities for capital growth. Companies are selected for the Fund's portfolio using a disciplined, quantitative model.

Getting Started

Retail Prospectus
Institutional Prospectus
Annual Report
Semi-Annual Report
Retail Statement of Additional Information
Institutional Statement of Additional Information

USA Patriot Act
Account Application
Account TOD Form
Beneficiary 401(k) Form
Beneficiary 403(b) Form
Salary Reduction 403(b) Form

Education IRA Application

IRA Application
IRA Beneficiary Form (Required)
IRA Rollover Form
IRA Transfer Form
IRA Custody Agreement (Required)
IRA Disclosure (Required)
IRA Distribution Form

Roth IRA Application
Roth IRA Beneficiary Form (Required)
Roth IRA Conversion Form
Roth IRA Transfer Form
Roth IRA 5305 (IRS.gov)
Roth IRA Instructions

Real Estate Fund

Realty Fund

The objective of the Realty Fund is above-average income and long-term capital appreciation. The Fund invests in real estate equity securities, primarily REITs (Real Estate Investment Trusts).

Fixed Income Funds

Fixed Income Fund

The objective of the Fixed Income Fund is a high level of income over the long-term, consistent with preservation of capital. The Fund invests primarily in intermediate-term investment-grade fixed income securities, including government and corporate bonds.

Municipal Income Fund

The objective of the Municipal Income Fund is a high level of federally tax-free income over the long-term, consistent with preservation of capital. The Fund invests primarily in investment-grade municipal fixed income securities. It is anticipated that the majority of these securities will be Ohio municipal bonds, notes and short-term obligations.

An investor should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other information can be found in the Fund's prospectus. Please read the prospectus carefully before investing.

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Financial Advisory Services
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Johnson Institutional Management

Divisions

Johnson Investment Counsel helps our clients meet their goals by designing customized plans that take into consideration your unique circumstances. Our Portfolio Managers and Trust attorneys provide services to you or your organization through several divisions that work independently, yet collaboratively, to create your customized solutions.

For Individuals

Johnson Private Client Group
Our Private Client Group helps individuals with their integrated wealth management and investment management needs.

Johnson Trust Family Office Services
Serving families with a net worth or investment assets in excess of ten million dollars

Wealth Advisory Services
Serving families with investment assets in excess of one million dollars

Financial Advisory Services
Serving families with investment assets in excess of two hundred fifty thousand dollars

Johnson Trust Company
Johnson Trust Company provides estate and charitable gift planning, comprehensive private trust services, and executor and estate settlement services. We are an Ohio-chartered trust company regulated by the Ohio Division of Financial Institutions.

For Institutions

Johnson Institutional Management
Johnson Institutional Management serves the unique asset management needs of institutional clients. We have extensive experience serving organizations such as non-profits, universities, public entities and corporations.

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Private Client Group

Our Private Client Group encompasses three divisions:

•	Johnson Trust Family Office Services
•	Johnson Wealth Advisory Services
•	Johnson Financial Advisory Services

Within these divisions, our Portfolio Managers work with their team of trained professionals and with the support of Johnson Trust Company and our Research staff to help individuals and families with investment assets greater than $250,000 develop integrated plans to meet their wealth management needs.

Click here to learn out more about the services Johnson Investment Counsel provides for individuals and institutions.

Steven A. Eklund, CFA
Managing Director of Private
Client Group

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employee list.

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Family Office Services

Johnson Trust Family Office Services excels at creating and implementing sophisticated solutions that assist high net worth individuals and families in accumulating, preserving, and transferring wealth. We focus on providing integrated wealth advisory services to clients with a net worth or investment assets exceeding $10 million.

Johnson Trust Family Office Services offers integrated wealth management services, including investment management, estate planning, family legacy, philanthropic planning, and asset protection. With Johnson Trust Family Office Services, you have a consistent, personal relationship with an experienced Portfolio Manager who is dedicated to implementing your plans using customized knowledge of your family relationships and goals. As your trusted advisor, we will collaborate with your other advisors to ensure communication, teamwork, consistency, and innovation in your wealth management plans.

Sophisticated Solutions
•	Investment Management
•	Estate Planning
•	Family Legacy Planning
•	Philanthropic Planning
•	Asset Protection

Bret H. Parrish, CFA
Director of Family
Office Services

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Wealth Advisory Services

Our Wealth Advisory Services division works with clients who generally have investment assets within the $1 million-$10 million range. Our Portfolio Managers work closely with you, your family, and your other advisors, to develop an integrated wealth management plan that helps you reach your goals. We not only develop this plan, we adjust it to deal with changes in financial markets and your evolving needs.

Our focus on truly understanding you and your family allows our Portfolio Managers to craft a customized wealth management plan that embodies your values and concerns while setting tangible, measurable goals. Our proprietary Wealth Management Review is a valuable tool that we prepare and review annually with you to evaluate your entire financial situation and progress toward mutually-agreed upon goals.

Click here to learn more about our integrated wealth management services.

(Left) Jonathan D. McCann, CFA
Director of Wealth Advisory Services

(Right) M. Jay Wertz, CFP®
Director of Wealth Advisory Services

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employee list.

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Financial Advisory Services

We do not believe in a “one-size-fits-all” approach to wealth management. We recognize that our clients have different needs and objectives. Some clients are accumulating assets for retirement or college funding while other clients are more concerned with wealth preservation and current income. Depending on your situation, we employ specialized strategies to provide you with customized solutions.

Our Services
Our Financial Advisory Services division serves clients typically with $250,000 to $1,000,000 to invest.  Investment solutions are customized and include tactically allocated mutual funds and exchange traded funds for proper diversification.  In addition to investment management, we also provide integrated financial planning with an emphasis on retirement planning, cash flow projections, college savings and broad estate and income tax planning.

Your Portfolio Manager
Our service to you is based upon a commitment to expertise, continuity and a trusted, personal relationship. With that goal in mind, our Financial Advisory Services division is staffed by experienced Portfolio Managers, all who have obtained, or are working towards, the Certified Financial Planner designation and have years of experience in the investment management and financial planning industry. Your Portfolio Manager provides ongoing counsel and integrated planning to help you achieve your goals.

Your Portfolio Team
Your Portfolio Manager is responsible for designing and implementing your investment plan and is supported by an in-house team of experts: Strategists, Research Analysts and other Portfolio Managers. The investment actions taken in your portfolio are the result of a team approach to research, evaluation and decision making. Regular in-person reviews and communication with your Portfolio Manager will ensure that your portfolio is in alignment with your needs, goals and risk tolerance.

Your Financial Management Review integrates:
•	Coordinated investment plan
•	Ongoing assessment of asset allocation/diversification
•	Retirement planning and cash flow projections
•	Development of savings plan
•	Estate planning overview
•	Income tax summary review
•	Education/college funding planning
•	Insurance analysis review
•	Coordination with other professional advisors as needed

Timothy C. Gehner, CFA, CFP®
Director of Financial
Advisory Services

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employee list.

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Johnson Trust Company

Preserving wealth requires more than wise investing. Successful wealth management involves planning not only for the near-term, but for the future. Implementation is equally important to planning, for the greatest of plans will fail if they are not fully implemented, or implemented unwisely or incorrectly.

Johnson Trust Company provides highly-personalized, comprehensive trust services, integrating experienced fiduciary expertise and coordinated investment management to implement our clients’ estate plans for the future.

We also provide estate and charitable gift planning, comprehensive private trust services, and executor and estate settlement services. We are an Ohio-chartered trust company regulated by the Ohio Division of Financial Institutions.

Professional
As an independent, employee-owned company, Johnson Trust Company attracts and retains trust and investment professionals with long-term experience and expertise. Our professionals are proactive in identifying issues or challenges in your estate planning, generating solutions, and determining the best approaches to achieve your goals. Always a partner, Johnson Trust Company works in concert with your attorney and other advisors to ensure communication, consistency, and innovation in your estate plans.

Personal
As an independent company, Johnson Trust Company is structured so our trust professionals can focus on client service, rather than maximizing quarterly earnings to boost shareholder value. With Johnson Trust Company, you have a consistent, personal relationship with an experienced trust professional who is dedicated to implementing your plans. Larger, publicly-traded banks typically pass trust administration to lower-level administrators who are susceptible to substantial turnover, incentivizing trust officers and client representatives to focus on sales quotas. In working with Johnson Trust Company, you will benefit from our professional expertise coupled with a personal relationship that only an independent firm can offer. We are committed to creating trust plans and investment strategies that ensure the greatest benefits from your planning. As we implement your plans, we continually review them with you to strategically consider additional planning opportunities, and address any issues or changes in your assets, your family needs, or tax laws.

Passionate
You will find that the professionals at Johnson Trust Company are genuinely passionate about serving clients. It is not just our goal, but our passion, to create customized wealth and estate plans tailored to your family’s unique needs and goals. This passion translates to long-term personal relationships with our clients — many of which last through multiple generations.

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Johnson Institutional Management

Johnson Institutional Management

Johnson Institutional Management provides customized solutions for the investment challenges of institutions. Our skilled staff of experienced Portfolio Managers has advised organizations such as charities, universities and corporations. Rather than confining clients to “one-size-fits-all” mutual funds or investment models, our team of professionals prides itself on developing customized solutions to meet each client’s unique investment challenges.  For more than 40 years, we have regarded institutional relationships as partnerships and view exceptional client service as a cornerstone of our organization.

A Partnership…
We view each institutional client as a partnership. Our team of Portfolio Managers is experienced at designing tailor-made solutions for institutional investors. By taking an academic mindset, our Portfolio Managers educate clients on how the markets can best work for them to achieve investment goals. We do not sell products, but offer solutions to our institutional clients. Therefore, we have regularly delivered investment results to our clients that surpass expectations. These results are attained through an understandable approach focusing on the quality sectors of the capital markets (we find no need to "stretch" into volatile sectors to achieve results) and within the context of risk management.

…Built on Trust
In this age of corporate scandals, exotic derivatives and unethical behavior by Wall Street firms, our firm adheres to strict ethical standards. We have found that clients want an investment firm with an understandable approach, implemented by people they can trust and who are working in their best interest.

Jason O. Jackman, CFA
Director of Fixed Income and
Institutional Management

Click here to view our
employee list.

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Investment Approach
Investment Team Structure
Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Investment Approach

Any investment approach has a basis in numbers and statistics. However, Johnson Investment Counsel does more than just focus on the numbers. We use a personal approach to fully understand your needs and goals in terms of your life, not just your money.

Over the long term, an investor’s most important investment decision is asset allocation, or the mix between stocks, bonds, real assets and cash. Since these assets have very different risk and return characteristics, your asset allocation will have the most impact on your return and volatility over time. Our investment approach starts with an analysis of which mix of assets will help you achieve results that are aligned with your objectives and risk tolerance.

Our coordinated investment strategy utilizes a variety of investment vehicles to offer a customized, sophisticated solution for your portfolio. Depending on your situation, we typically utilize:

•	Individual stocks
•	Corporate, municipal and government bonds
•	No-load mutual funds
•	Exchange-traded funds (ETFs)
•	Real assets
•	Separate account managers

Your Portfolio Manager, backed by our Research staff, determines the appropriate investment approach for your needs, and works closely with an experienced group of specialists who are committed to conducting and leveraging quality research to develop a sophisticated investment strategy.

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Investment Approach
Investment Team Structure
Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Investment Team Structure

Teams of experts working together yield the strongest results. That’s why Johnson Investment Counsel brings together a broad group of experienced professionals dedicated to researching investment opportunities to identify the right strategies that meet your individual goals. Each of our investment teams is comprised of Research Analysts and Portfolio Managers, the vast majority having earned the Chartered Financial Analyst (CFA) designation. These specialized teams provide our Portfolio Managers with continuous guidance on portfolio construction and security selection.

Strategic Asset Allocation Team
The Strategic Asset Allocation Team employs a disciplined, research-driven process that creates a long-term portfolio framework. It takes into consideration the important variations in risk and return generated by different asset classes. The goal is to maximize return given an established level of acceptable risk. This approach incorporates the idea of “risk-budgeting,” or allocating the risk you are willing to take into assets that can deliver excess returns.

Tactical Equity Allocation Portfolio Team
The Johnson Tactical Equity Allocation Portfolio Team develops an equity allocation framework that invests in a wide range of equity asset styles. Our research compares the relative attractiveness of growth vs. value, large-cap vs. small-cap, and domestic vs. international. By dynamically maneuvering allocations among these asset classes, the Team seeks to add value over the typical broad market return. In addition to asset allocation guidance, the Team also researches no-load mutual funds and exchange-traded funds (ETFs).

Equity Investment Committee
The Equity Investment Committee manages three large-cap, fundamental strategies: Core, Equity-Income and Dynamic Growth. Our dedicated sector Research Analysts conduct research on a large universe of stock candidates. For companies of interest, the Committee further examines the fundamentals, reviews financial statements, and talks with the company and industry contacts to understand how the business operates. If a stock meets our high standards for investment and trades at a reasonable valuation, the Committee determines whether it fits any of the three portfolios’ objectives.

Fixed Income Strategy Team
A high-quality, intermediate-term bond strategy is the primary focus of the Fixed Income Strategy Team. Using economic research and credit analysis, the Team develops portfolios of high quality, investment grade bonds. Our bond portfolios are diversified by security, industry and maturity, and we do not speculate on interest rates. In addition to the typical intermediate-term corporate bond strategy, the Team also provides portfolio management for municipal bonds, cash management and enhanced return strategies.

Quantitative Equity Strategy Team
The Quantitative Equity Strategy Team develops the model for our quantitative equity process and constructs large-, mid-, and small-cap portfolios. A ten-factor model helps select a group of companies with improving growth trends, strong cash flows and attractive relative valuations. Although a model helps maintain discipline and remove emotional bias, the Team continually evaluates the data and introduces changes to the model portfolio as appropriate.

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Investment Approach
Investment Team Structure
Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Equity Approach

Our portfolios are managed based on the principle that diversification is vital. Johnson Investment Counsel’s investment teams set boundaries for each portfolio while our Portfolio Managers retain the flexibility to customize each client’s unique portfolio.

Johnson Investment Counsel has developed four custom portfolio strategies that suit different client investment profiles:

Core Portfolio - Large-cap, blend portfolio with average equity volatility
Equity Income Portfolio - Large-cap, dividend-focus with below market volatility
Dynamic Growth Portfolio - Large-cap, growth-bias with higher volatility
Tactical Equity Allocation Portfolio - All cap, diversified portfolio that utilizes no load mutual funds and exchange traded funds to seek above average returns with lower volatility

We seek to invest in companies that are aligned with their shareholders and share our long-term investment approach. Typically, these companies have solid, competitive industry positions and excellent business plans. A reasonable valuation is also critical, because a great company is not always a great investment. Therefore, we evaluate whether the current market price already reflects the future growth of the company.

Our tactical equity asset allocation overlay incorporates a roster of no-load mutual funds and exchange-traded funds (ETFs) to offer a diversified global equity mix across all capitalization ranges.

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Investment Approach
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Equity Approach
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Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Core Portfolio

Investment Objective
The primary objective of the Core Portfolio is to achieve long-term capital appreciation. The Core Portfolio seeks to generate returns through capital appreciation and dividends.

Risk/Reward
The Core Portfolio is expected to have similar returns and volatility to the Standard & Poor's 500 Index (S&P 500). The portfolio seeks to outperform the S&P 500 over a full market cycle.

Investor Profile
Clients interested in a portfolio that has similar risk/return characteristics to the S&P 500.

Strategy
The Core Portfolio emphasizes bottom-up, fundamental analysis and stock selection, placing less importance on matching S&P 500 sector weights. The portfolio reflects a "growth at a reasonable price"-style bias. Earnings growth will be similar to the market, with more emphasis on valuation measures.

Characteristics	Core	S&P 500
Market Capitalization	$74,031	$95,961
Yield	1.5%	2.2%
Beta	1.0	1.0
Long-Term Earnings Growth	16.0%	12.0%
Forward Price Earnings Ratio	13.0	11.5

As of March 31, 2008

Strategy characteristics such as market capitalization, dividend yield, beta, price/earnings ratio, earnings growth, and dividend growth are expected to be similar to the S&P 500 over time. While the strategy’s characteristics will be somewhat similar to the S&P 500, we seek to achieve outperformance by virtue of superior sector allocation and stock selection decisions.

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Investment Approach
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Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Equity Income Portfolio

Investment Objective
The objective of the Equity Income Portfolio is primarily to protect, and secondarily, to enhance the purchasing power of capital over the long-term. The Equity Income Portfolio includes a widely-diversified group of common stocks consisting of high-quality large- and mid-sized companies. Common stock equivalents, such as convertible securities or high-yield bond funds, may also be utilized to supplement the common stock portfolio.

Risk/Reward
The volatility of the portfolio is expected to be less than that of Standard & Poor's 500 Index (S&P 500), with expectations to outperform the S&P 500 in a bear market cycle.

Investor Profile
Clients interested in a portfolio with lower expected risk than the S&P 500.

Strategy
The Equity-Income Investment Portfolio strives to meet its investment objective with solid fundamental research, careful security selection and diversification. In the security selection process, current dividend yield, dividend growth and potential for long-term capital appreciation are considered. The strategy’s management team focuses on evaluating the prospects of individual companies, including future earnings, cash flow, and dividends. Companies are selected with an emphasis on financial strength. We tailor the valuation methodology to suit the nature of the particular business being valued. The investment strategy - not each individual stock - will generally have the following broad characteristics relative to the S&P 500:

•	Lower volatility
•	Higher dividend yield
•	Higher quality
•	Lower valuation

Characteristics	Equity Income	S&P 500
Market Capitalization	$84,603	$95,961
Yield	2.4%	2.2%
Beta	0.9	1.0
Long-Term Earnings Growth	11.0%	12.0%
Forward Price Earnings Growth	12.4	11.5

As of March 31, 2008

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Investment Approach
Investment Team Structure
Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Dynamic Growth Portfolio

Investment Objective
The primary objective of the Dynamic Growth Portfolio is to achieve high levels of long-term capital appreciation. We invest in a diversified portfolio of common stocks, with an emphasis placed on companies that are benefiting from sustainable above-average growth trends. The portfolio will have exposure to more small- and mid-cap companies, as these companies tend to have more attractive growth profiles than large-cap companies. Income is not an objective in this portfolio.

Risk/Reward
This portfolio is expected to have above-average growth prospects, greater return expectations and higher volatility than the Standard & Poor's 500 Index (S&P 500). Expectations are for this portfolio to outperform its benchmark in a rising market as well as over a full market cycle.

Investor Profile
Clients interested in a portfolio with a higher risk-return profile than the S&P 500 exhibits.

Strategy
The Dynamic Growth Portfolio places emphasis on bottom-up fundamental analysis and stock selection. The portfolio may not align closely with the sector weights in the S&P 500. The portfolio - not each individual stock - will emphasize companies that are expected to grow faster than the market, yet are selling at reasonable valuations based on earnings, cash flows, returns on capital and intrinsic value. Valuation measures may vary between companies and industries. All companies must exhibit the potential for sustainable or expanding growth. The portfolio will generally have the following broad characteristics relative to the S&P 500:

•	Higher anticipated earnings growth
•	Lower dividend yield
•	Lower average market cap
•	Higher volatility
•	Higher valuation

Characteristics	Dynamic Growth	Russell 1000
Market Capitalization	$52,804	$67,440
Yield	0.6%	1.3%
Beta	1.3	1.0
Long-Term Earnings Growth	21.0%	15.0%
Forward Price Earnings Ratio	15.7	13.3

As of March 31, 2008

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Investment Approach
Investment Team Structure
Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Tactical Equity Allocation Portfolio

Investment Objective
The primary objective of the Tactical Equity Allocation Portfolio is to provide long-term returns in excess of the Russell 3000 Index, with less volatility. We dynamically vary our exposure to different segments of the domestic and international markets and by selecting superior asset managers.

Investor Profile
Clients interested in a broad diversification across asset classes and investment styles.

Strategy
When researching asset categories we evaluate earnings growth and valuation relative to an asset categories' own history and relative to other categories. We seek to take advantage of significant imbalances that periodically occur amongst asset categories.

Broad Diversification
The Tactical Equity Allocation Portfolio can have exposure to virtually all areas of the stock market, including: stocks, Real Estate Investment Trusts (REITs), as well as high-yield bonds, capitalization ranges (Large-, Mid- and Small-Cap companies), investment styles (Value, Blend, Growth), and international and emerging markets.

We utilize a combination of exchange traded funds (ETFs) and actively-managed no load mutual funds to seek a return above the relevant category benchmark over a full market cycle. A key goal is selecting the "right fund for the right season." Our selection criteria for choosing actively-managed mutual funds include:

•	Proven manager approach and long-term track record
•	Understandable, consistent investment process
•	Experienced research staff
•	Relatively low portfolio turnover
•	No loads, low expenses

Category	Target Allocation	Range
Large-Cap	78%	55 - 80%
Mid-Cap	7%	5 - 20%
Small-Cap	5%	5 - 20%
International	10%	0 - 30%
High Yield Bonds	0%	0 - 10%
Real Estate Investment Trusts	0%	0 - 15%

As of June 30, 2008

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Investment Approach
Investment Team Structure
Equity Approach
Core Portfolio
Equity Income Portfolio
Dynamic Growth Portfolio
Tactical Equity Allocation Portfolio
Fixed Income Approach

Fixed Income Approach

Customized Solutions
At Johnson Investment Counsel, our fixed income investment philosophy begins with a desire to offer customized solutions to each client’s unique investment challenges.  By taking an academic mindset, we educate clients on how the bond market can best work for them to achieve their investment goals, and we then build a fixed income portfolio accordingly.

Our approach to fixed income portfolio management is built on the historical observation that superior investment results are achievable in the bond market without accepting high levels of risk.  At Johnson Investment Counsel, our results are achieved through a focus on the quality sectors of the bond market and within the context of risk management.  We add value within bond portfolios in two ways:

Focus on Intermediate Maturities - Intermediate maturity bonds offer a superior combination of risk and return to either short or long-maturity securities.  Intermediate maturities are able to capture a majority of available yield with only a fraction of the volatility.  Specific bond portfolio maturity structure is driven by top-down strategy utilizing secular trends in interest rate levels and yield curve shifts.

Focus on Non-Government Sectors - The non-government sectors of the bond market, namely corporate bonds and mortgage-backed securities, offer superior yield to government bonds.  In the long-run, yield drives bond returns and a portfolio comprised of these high quality, higher yielding securities should out perform government bonds.  Every investment is accompanied by thorough, fundamental credit analysis.

	Annualized Returns	Standard Deviation
Intermediate-Term Gov't Bonds	6.3%	6.3%
Long-Term Gov't Bonds	6.1%	10.4%

Source: Ibbotson & Associates

As of December 31, 2007

In addition to a focus on intermediate maturities and non-government bonds, our approach to fixed income management adds incremental value through sector allocation and individual security selection.  Each investment is made with conscientious attention to a client’s investment objectives and risk tolerance.  All portfolios adhere to strict diversification guidelines regarding maturity, sector and issuer, and we never speculate on interest rates.

Municipal Bond Management
Our approach to municipal bond management is similar to our investment management style within the taxable bond market.  We apply the same focus on intermediate maturities and yield orientation to the tax-free bond market.  However, one unique aspect of the municipal bond market is its lack of efficiency.  Our dedicated bond trader uses our institutional prowess and multiple bond underwriters and providers to scour the marketplace for relative value.  Through bidding directly on municipal bonds from other managers, investing in new issue municipal bonds and pitting multiple broker-dealers against one another while competing for our business, we are able to garner superior investment opportunities for our clients.  As with all our bond portfolios, creating a customized municipal portfolio structured around each client’s unique tax situation is imperative to optimizing after-tax returns.

Note: Average annual yield over Lehman
Intermediate Treasury Index (1976-2007)
As of December 31, 2007

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About Us
News
Our Professionals
Careers

About Us

In the summer of 1965, Timothy E, Johnson, Ph.D., managed assets for his first client. That relationship was the beginning of Johnson Investment Counsel, Inc., which today is Ohio's largest independent wealth management firm. Tim Johnson, a Professor of Finance at the University of Cincinnati, combined his academic career with the practical application of investment management to create a local investment advisory firm. Johnson Investment Counsel was built on Tim Johnson’s vision of improving the quality of people’s lives and that remains our guiding principal today.

Today, Johnson Investment Counsel serves clients in 45 states. Our firm manages more than $4 billion in assets and also consults on the management of $8 billion. We are a 100% employee-owned company with 23 shareholders among 83 employees. Our professionals are dedicated to developing genuine relationships with our clients and delivering exceptional service. Johnson Investment Counsel is committed to remaining an independent firm because we believe this is in the best interest of our clients and employees, our most important assets.

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News

2007 Investment Review & 2008 Outlook
Please click the link below to download a copy of Johnson Investment Counsel's 2007 Investment Review & Outlook presentation.
2007 Investment Review & 2008 Outlook

View our Current Advertising
Please click on the links below to see Johnson Investment Counsel’s current advertising campaign.

•	Perfect Fit
•	Hands of a Millionaire
•	Feel Like a Number
•	Need Better Odds

Newsletter Archive
Click on the links below for a PDF version of our quarterly newsletter, Financial Focus.

•	First Quarter 2008
•	Fourth Quarter 2007
•	Third Quarter 2007
•	Second Quarter 2007
•	First Quarter 2007

Johnson in the Media

6/22/2007:	Read about our Growth Strategies in Cincinnati Business Courier.

2/23/2007:	See 2007 Investment Strategies on CET Connect as presented by Johnson Investment Counsel.

2/23/2007:	View the 2007 Economic Outlook on CET Connect as presented by Johnson Investment Counsel.

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Our Professionals

Please select one of our divisions to see a list of employees.

Human Resources

Human Resources Director
Steven J. Linder

[photo]
Steven J. Linder
Human Resources Director
Anderson University, B.A. Marketing

Information Services

Manager of Information Services
Jason M. Sauer

[photo]
Jason M. Sauer
Manager of Information Services
University of Cincinnati, B.B.A Computer Information Systems

Jason has been with Johnson Investment Counsel since 1994. As manager of the Information Services department, he is responsible for the day-to-day operations of the firm's computer systems. In addition, he has designed and developed much of the software used by Johnson Investment Counsel and its subsidiaries. Jason is a member of the CIO Circle, where he currently serves on the steering committee. He lives in Sharonville with his wife, Wendy, and their three daughters, Sydney, Samantha and Riley.

Software Developer
Joe Schmaltz

[photo]
Joe Schmaltz
Software Developer
University of Cincinnati, B.S. Computer Information Systems

Joe Schmaltz is our Software Developer and has been with Johnson Investment Counsel since 2005. He is responsible for the planning, design, development and maintenance of our proprietary software systems. Joe and his wife Lauren live in Bridgetown.

Systems Administrator
Manor, Gregory T.

[photo]
Manor, Gregory T.
Systems Administrator

Greg Manor is our Systems Administrator and has been with Johnson Investment Counsel since February of 2005. He is responsible for the day-to-day operations of all computer systems, network security and administration, and developing and administering the technology aspects of the Business Continuity Plan. Greg lives in southeast Indiana with his four children, Ian, Maura, Jenna and Kerra.

Data Integrity Specialist
Nancy B. Watts

[photo]
Nancy B. Watts
Data Integrity Specialist
Miami University, B.S. Marketing
University of Cincinnati, P.C. Certificate of Accountancy

Nancy Watts is a Data Integrity Specialist for Johnson Investment Counsel, and has been with the firm since 1997. Nancy is responsible for reviewing the accuracy of all advisory account transactions. Prior to joining Johnson, she worked in the finance office for College Hill Presbyterian Church. Nancy and her husband live in Colerain Township and they are both involved with the Colerain Citizens Police Academy and the Colerain Citizens Fire Academy. They have three grown children and four grandchildren.

Database Developer
Charles E. Rhoads

[photo]
Charles E. Rhoads
Database Developer
University of Cincinnati, B.S. Computer Engineering

Chuck joined the Information Systems department of the Johnson Investment Counsel in September of 2007 where he is the Database Developer. He is responsible for the day-to-day operation of all database related tasks. In addition, Chuck is responsible for all software related database design, development and implementation. Chuck lives in Oakley with his wife, Alisa and son, Will.

Private Client Group

Managing Director of Private Client Group
Steven A. Eklund, CFA

[photo]
Steven A. Eklund, CFA
Managing Director of Private Client Group
Miami University, B.S. Engineering
Miami University, M.B.A. Finance

Steve Eklund is director of Johnson Wealth Advisors overseeing the Portfolio Management team and has been with Johnson Investment Counsel since 1994. Steve also serves on the Management team and holds the Chartered Financial Analyst designation. Prior to joining Johnson, he was an Executive Vice President at Pacholder Associates where he served for eight years. Steve and his wife Teresa live in Sharonville and have three children, Rachel, Zachary and Shiloh.

Director of Family Office Services
Bret H. Parrish, CFA

[photo]
Bret H. Parrish, CFA
Director of Family Office Services
Denison University, B.A. Economics
Miami University, M.B.A. Finance

Bret Parrish has been a Portfolio Manager with Johnson Investment Counsel since 2001. Bret holds the Chartered Financial Analyst designation. Prior to joining Johnson, Bret was a Portfolio Manager at Ohio National Financial Services and Ohio Casualty Group. Bret lives in Hamilton, Ohio, with his wife Krista and children, Paige and Andrew. Bret serves on the Investment Committee of the Hamilton Community Foundation, and is involved in the Vineyard Ministry of Butler County.

Director of Financial Advisory Services
Timothy C. Gehner, CFA, CFP®

[photo]
Timothy C. Gehner, CFA, CFP®
Director of Financial Advisory Services
Miami University, B.S. Finance
Xavier University, M.B.A. Finance

Tim Gehner has been a Portfolio Manager with Johnson Investment Counsel since 1995. Prior to joining Johnson, he was a Financial Analyst at Bank One. Tim holds both the Chartered Financial Analyst and Certified Financial Planner designations. Tim and his wife Fidelina reside in Colerain Township with their two daughters, Ana Lucia and Grace. The Gehners are actively involved with Shoulder to Shoulder, a local organization which provides medical relief and community development to rural areas in Honduras. They regularly lead mission trips to Honduras.

Director of Wealth Advisory Services
Jonathan D. McCann, CFA

[photo]
Jonathan D. McCann, CFA
Director of Wealth Advisory Services
Cincinnati Christian University, B.A. Ministry
Cincinnati Christian University, M.Div Theology
University of Cincinnati, M.B.A. Management

Jon McCann, Director of Wealth Advisory Services and Portfolio Manager, has been with Johnson Investment Counsel since 1987 and holds the Chartered Financial Analyst designation. He serves on the boards of several organizations, including the Cincinnati Symphony Orchestra, Cincinnati Opera, and Ohio Valley Goodwill. Jon and his wife, Kathy, have three children and live in Mason, where they are active members of Christ’s Church at Mason.

M. Jay Wertz, CFP®

[photo]
M. Jay Wertz, CFP®
Director of Wealth Advisory Services
University of Cincinnati, B.B.A Finance

Jay Wertz has been a Portfolio Manager with Johnson Investment Counsel since 1998. Jay holds the Certified Financial Planner designation and was a Trust Officer at a local national bank prior to joining the firm. Jay currently serves as President of the Board of Trustees for Pro Seniors and is a member of the Mercy Hospital Western Hills Community Council. He also serves on the Board of Governors for the Elder High School Alumni Association. Jay is also a member of Legatus, a leading organization of Catholic business leaders. He has previously served on the Finance Commission of St. Ignatius of Loyola Church and the Cincinnati Childrens Museum Advisory Board. Jay and his wife, Kathy, live in Monfort Heights and have two sons, Alex and Jack. Jay is active in youth sports and coaches youth basketball and baseball.

Portfolio Manager
David R. Roettker, CFP®

[photo]
David R. Roettker, CFP®
Portfolio Manager
Xavier University, B.S. Psychology
Xavier University, M.A. Psychology
Xavier University, M.B.A. Accounting

Dave Roettker has been a Portfolio Manager with Johnson Investment Counsel since 2001 and holds the Certified Financial Planner designation. Prior to joining Johnson, he was a Financial Planner for Brecek & Young Advisors and an Investment Representative at Fifth Third Bank. Dave lives in Western Hills with his wife, Tricia. After years of coaching and community involvement with his now grown children, Dave presently serves on the Hoxworth Blood Bank Community Advisory Board and is actively involved with his church.

Dean A. Moulas, CFA

[photo]
Dean A. Moulas, CFA
Portfolio Manager
Ohio State University, B.A. History
Embry-Riddle Aeronautical University, M.B.A. Aviation

Dean A. Moulas has been a Portfolio Manager with Johnson Investment Counsel since 2002 and holds the Chartered Financial Analyst designation. Dean previously was a Portfolio Manager with Scudder Investments, Nations Bank and Fifth Third Bank. Dean was also a Captain in the United States Air Force prior to entering the investment management field. Dean is a member of the Cincinnati Society of Financial Analysts, and serves on the Boards of the Cincinnati Chamber Orchestra, St. Joseph’s Orphanage and the History Advisory Board of the Cincinnati Museum Center. Dean and his wife, Catherine, live in Anderson and have three children, Nicole, Andrew and Emma.

James B. McGrath, CPA, CFA, CFP®, CIMA®

[photo]
James B. McGrath, CPA, CFA, CFP®, CIMA®
Portfolio Manager
SUNY - Buffalo, B.S. Accounting

Jim McGrath has been a Portfolio Manager with Johnson Investment Counsel since 2001. Jim is a Certified Investment Management Analyst, a Certified Financial Planner, a Certified Public Accountant and a Chartered Financial Analyst. Prior to joining Johnson, Jim was a Financial Advisor for Retirement Capital Advisors and a Senior Manager at Ernst & Young, LLP.

James L. Berendt, CPA, CFA

[photo]
James L. Berendt, CPA, CFA
Portfolio Manager
University of Illinois at Champaign, B.S. Accounting
University of Northern Illinois, M.S. Finance

Jim Berendt has been a Portfolio Manager with Johnson Investment Counsel since 1989. He holds both the Chartered Financial Analyst and Certified Public Accountant designations. Jim resides in West Chester with his wife Nancy and two daughters. Nancy is a stay-at-home mother who loves reading, collecting antiques, and gardening. Molly, 20, attends Saint Louis University, and Dana, 18, is a student at Capital University in Columbus. Jim has coached girls’ soccer and basketball and enjoys playing racquetball, windsurfing, water-skiing, bike-riding, and walking the family dog, Tory. Jim also can be found playing pinball, working in the yard, helping his girls with their homework, and doing anything that allows him to spend time with his family.

James R. Witte, CFA, CTFA

[photo]
James R. Witte, CFA, CTFA
Portfolio Manager
Miami University, B.S. Finance
Xavier University, M.B.A. Finance

Jim Witte has been a Portfolio Manager with Johnson Investment Counsel since 2000, and has worked in the financial services industry since 1977. Jim holds the Chartered Financial Analyst and Certified Trust Financial Advisor designations. Prior to joining Johnson, he was a Trust Officer and the head of the Personal Trust Division at First Merchants Bank, Muncie, Indiana. Jim is a Cincinnati native and is a Board member of Friends of the Public Library, The Samuel Bell Home for the Sightless and the Alzheimer's Association of Greater Cincinnati where he chairs the Planned Giving Committee. He is a volunteer scuba diver at Newport Aquarium, a Masters swimmer, high school swim official and is a member of Church of the Savior in Montgomery. Jim and his wife, Marylinne, have two children, Evan and Jen.

Jarett T. Levitsky, CFP®

[photo]
Jarett T. Levitsky, CFP®
Portfolio Manager
Asbury College, B.A. History

Jarett Levitsky has been with Johnson Investment Counsel since 2000. Jarett is a Portfolio Manager and holds the Certified Financial Planner designation. Prior to joining Johnson, Jarett was a Compliance Administrator with Penco, Inc. Jarett and his wife, Trish, live in Mt. Airy and have two children, Micah and Chloe. The Levitskys attend Springdale Church of the Nazarene.

Jason M. Farler, CFA

[photo]
Jason M. Farler, CFA
Portfolio Manager
Miami University, B.S. Finance

Jason M. Farler, CFA is a Portfolio Manager with Johnson Investment Counsel, Inc. and has been with the firm since 2001. He is a member of the management team for the Dynamic Growth Fund and is the International Analyst for the Tactical Equity Allocation Portfolio. Prior to joining Johnson, Jason worked for Fidelity Investments in Brokerage Services.
Education
Jason is a Lifetime Alumnus of Miami University Oxford where he earned his BS in Finance and is a frequent speaker and lecturer at the Richard T. Farmer School of Business. Jason is a CFA Charterholder and is a member of the CFA Society of Cincinnati. He has been recognized by the CFA Institute for his commitment to continuing education through their voluntary personal development program.
Civic and Charitable Involvement
Jason serves on the Board of Advisors for the Duke Energy Children’s Museum at the Cincinnati Museum Center at Union Terminal. Jason is also the current Vice Chair for the Board of Directors of the March of Dimes Cincinnati/Northern Kentucky Division and serves on the Ohio Chapter Executive Committee. He is also a member of the Competitive Economy action team for Agenda 360 and is a member of the 2007 class of C-Change, a leadership development program sponsored by the Greater Cincinnati Regional Chamber of Commerce.

Jeffrey P. Cornell, CFA

[photo]
Jeffrey P. Cornell, CFA
Portfolio Manager
University of Cincinnati, B.B.A Finance/Operations Management
Xavier University, M.B.A. Finance

Jeff Cornell has been a Portfolio Manager at JIC since 2001 and holds the Chartered Financial Analyst designation. Prior to joining Johnson, he held positions in Investment Research and Portfolio Management at Countrywide Investments and Retirement Capital Advisors. Jeff resides in Anderson Township with his wife, Monica, and their four children, Katie, Sarah, Stephen and Matthew.

Michael Jordan, CFA

[photo]
Michael Jordan, CFA
Portfolio Manager
Ohio University, B.B.A Finance
University of Cincinnati, M.B.A. Finance

Michael Jordan is a Portfolio Manager with Johnson Investment Counsel, is a member of the management team for the Dynamic Growth Portfolio and has been with the firm since 2000. Michael holds the Chartered Financial Analyst designation and is a member of the Cincinnati Society of Financial Analysts. Prior to joining Johnson, Michael worked for Fifth Third Bank. Michael and his wife, Amy, live in Blue Ash with their son, Andrew and daughter, Allison.

Scott F. Muhlhauser, CFA

[photo]
Scott F. Muhlhauser, CFA
Portfolio Manager
University of Cincinnati, B.B.A Marketing
University of Cincinnati, M.B.A. Finance

Scott Muhlhauser has been with Johnson Investment Counsel since 1983. Scott is a Portfolio Manager and a Vice President of the firm, and holds the Chartered Financial Analyst designation. He is past president of Cincinnati Society of Financial Analysts and has held additional leadership positions within the CSFA. Scott lives in Anderson with his wife, Barb, and has three grown children.

Sharon G. Tallman

[photo]
Sharon G. Tallman
Portfolio Manager
Xavier University, Financial Planning
Xavier University, B.A. Speech Communications/Public Relations

Prior to joining Johnson Investment Counsel in 2007, Sharon was a portfolio manager at PNC Bank in the Wealth Management Group and a portfolio manager at Fifth Third Bank in the Investment Advisors division. Sharon holds a bachelor’s degree from Xavier University. She has successfully completed advanced courses at the Midwest Trust School and the New York Institute of Finance. Her community involvement includes volunteer services for the American Diabetes Association, Every Child Succeeds and Junior Achievement of Greater Cincinnati. Sharon resides in Madeira, Ohio.

Stephen L. Simendinger

[photo]
Stephen L. Simendinger
Portfolio Manager
University of Cincinnati, B.S. Biology
University of Cincinnati, M.B.A. Finance

Steve Simendinger has been a Portfolio Manager with Johnson Investment Counsel since 1986. Steve and his wife, Joycee, live in Western Hills and have three children.

Equity Analyst - JEIP/JTFOS
William E. Jung, CFA

[photo]
William E. Jung, CFA
Equity Analyst - JEIP/JTFOS
University of Cincinnati, B.B.A Finance

Bill Jung joined Johnson Investment Counsel in 2000 and is an Associate Portfolio Manager. Bill holds the Chartered Financial Analyst designation and is a member of the Cincinnati Society of Financial Analysts. Bill and his wife, Annella, and son, Billy, live in Colerain Township. The Jungs are parishioners at St. John the Baptist Church.

Associate Portfolio Manager
Andrew Bolyard

[photo]
Andrew Bolyard
Associate Portfolio Manager
Ohio Wesleyan University, B.A. Economics

Andrew C. Bolyard, Associate Portfolio Manager, is a member of the Fund Selection Team for the Tactical Equity Allocation Portfolio. He is currently working toward the Certified Financial Planner designation. Prior to joining Johnson, Andrew was a Financial Advisor with Morgan Stanley. Andrew and his wife, Allison, live in Anderson Township and are members of the Hyde Park Community United Methodist Church.

George Wong, CFA

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George Wong, CFA
Associate Portfolio Manager

Portfolio Manager Assistant
Adele C. Grout

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Adele C. Grout
Portfolio Manager Assistant
University of Kentucky, B.B.A Home Economics
College of Financial Planning, Financial Planning

Emily M. Shewmaker

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Emily M. Shewmaker
Portfolio Manager Assistant
Thomas More College, B.A. Accounting

Emily has been with Johnson Investment Counsel since 2004. She, her husband, Bob, and daughter, Brooke, live in Kentucky.

Greg A. Middendorf

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Greg A. Middendorf
Portfolio Manager Assistant
Xavier University, B.B.A Finance

Joseph A. Patterson

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Joseph A. Patterson
Portfolio Manager Assistant
Xavier University, B.A. Economics
Xavier University, B.A. Classical Humanities

Kyle P. McCarthy

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Kyle P. McCarthy
Portfolio Manager Assistant
University of Cincinnati, B.B.A Finance

Kyle is a Portfolio Manager Assistant with Johnson Investment Counsel, Inc. and joined the firm upon graduating with a B.B.A in Finance from the University of Cincinnati in 2007. He is currently pursuing the Chartered Financial Analyst designation.

Matthew J. Yung

[photo]
Matthew J. Yung
Portfolio Manager Assistant
University of Cincinnati, B.B.A Finance

Matt is a Portfolio Manager Assistant with Johnson Investment Counsel, Inc. and joined the firm upon graduating with a B.B.A in Finance from the Carl H. Lindner Honors-PLUS program at the University of Cincinnati’s College of Business in 2007. He is currently pursuing his Chartered Financial Analyst designation. Matt resides in North College Hill.

Nicole Sarah Utz

[photo]
Nicole Sarah Utz
Portfolio Manager Assistant
University of Kentucky, B.B.A Consumer Studies and Business Administration

Nicole is a Portfolio Manager Assistant and has been with Johnson Investment Counsel since 1999. Nicole and her husband, Chris, live in Taylor Mill, Kentucky along with their son Colin. They, are members of St. Paul’s Episcopal Church in Newport. Nicole is a member of the Board of Directors for the Northern Kentucky-Greater Cincinnati UK Alumni Club, serving on the executive committee as president. Nicole enjoys golfing, gardening and cooking.

Pam Thompson

[photo]
Pam Thompson
Portfolio Manager Assistant
University of Cincinnati, B.B.A Finance

Pam Thompson was the first employee of Johnson Investment Counsel upon graduation from the University of Cincinnati with a B.B.A. in Finance. She served in various capacities, including Portfolio Manager, until the birth of her first son Jeffrey, at which time she became a stay at home mom. She returned to Johnson Investment Counsel in 2005 and is currently serving as a Portfolio Manager Assistant in Johnson Trust Company Family Office Services in addition to working closely with Individual Retirement Account administration. She and her husband Phil live in Fairfield and have 2 sons, Jeff and Steve, both attending Miami University in Oxford.

Administrative Assistant
Connie R. Lawless

[photo]
Connie R. Lawless
Administrative Assistant

Darlene Miles

[photo]
Darlene Miles
Administrative Assistant

Darlene Miles has been at JIC for 15 years. She lives in Dent and has two grown children, Tracey (31) and Jason (26). Darlene enjoys her free time with her two grandchildren, Riley (5) and Lily (1). She also enjoys serving on the Audio/Visual Team at Bridgetown Church of Christ, where she worships.

Deanna Richter

[photo]
Deanna Richter
Administrative Assistant

Deanna Richter has been with Johnson Investment Counsel since August 2001. Prior to working at Johnson, she worked as an Administrative Assistant at Procter & Gamble for 9 years. Deanna is currently attending Cincinnati State and Technical College working to obtain her Associates Degree in Office Management Technology. She lives in Indiana with her husband, Rodney, and their 3 children, Ryan, Devin and Samantha.

Karen M. Bauer

[photo]
Karen M. Bauer
Administrative Assistant
University of Cincinnati, B.B.A Marketing

Karen Bauer is an Administrative Assistant with Johnson Investment Counsel, Inc. and has been with the firm since December of 2005. Karen and her husband Shannon live on the west side of Cincinnati with their two daughters.

Kathryn R. Lazarus

[photo]
Kathryn R. Lazarus
Administrative Assistant

Katie Lazarus has been with Johnson Investment Counsel since September 2006. Prior to working at JIC, Katie worked at Viox Services as an Administrative Assistant. Katie lives in Monfort Heights with her husband Todd and daughter Keaton.

Maria L. Leonhardt

[photo]
Maria L. Leonhardt
Administrative Assistant

Maria Leonhardt is an Administrative Assistant with Johnson Investment Counsel and has been with the firm since March 2008. Maria previously worked at Great American Financial Resources, Mass Mutual and Manhattan National. Most recently, Maria worked in the office at St. Ignatius where her two children attend school. Maria and her husband Joe live in Monfort Heights with their children, Peter (13) and Rachel (11).

Monica Kaesemeyer

[photo]
Monica Kaesemeyer
Administrative Assistant

Tina A. Lowry

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Tina A. Lowry
Administrative Assistant

Marketing Coordinator
Lisa I. Smith

[photo]
Lisa I. Smith
Marketing Coordinator

Lisa Smith joined Johnson Investment Counsel (JIC) in October of 2005. Lisa has a dual role as Marketing Coordinator for our marketing department as well as Administrative Assistant to Jay Wertz, CFP. Before joining JIC,she served for 4 years as Marketing Coordinator for American Services Group, Inc. (an environmental firm) and prior to that role she spent 10 years with Bartlett & Co. as a member of the desktop publishing/marketing department. Lisa lives in the Bridgetown area with her husband Greg and two daughters.

Director of Sales - Private Client Group
Thomas A. Young

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Thomas A. Young
Director of Sales - Private Client Group

Portfolio Management Intern
Jordan L. Brewer

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Jordan L. Brewer
Portfolio Management Intern

Rinehart, Charles E.

[photo]
Rinehart, Charles E.
Portfolio Management Intern

Wood, Mark J.

[photo]
Wood, Mark J.
Portfolio Management Intern

Trust Company

President, Chief Trust Officer and Treasurer
Michael D. Barnes

[photo]
Michael D. Barnes
President, Chief Trust Officer and Treasurer
Purdue University, B.S. Industrial Management
Washington University, J.D. Law

Michael D. Barnes is Vice President of Johnson Trust Company, a subsidiary of Johnson Investment Counsel, Inc. Michael is an attorney with experience in estate and charitable gift planning and is a Certified Trust and Financial Advisor. Prior to joining Johnson Trust Company, Michael practiced corporate and banking law and worked for several universities as a charitable tax planning specialist. Michael and his wife, Natalie, live in Mariemont with their two children, Alice and Jack.

Trust Counsel
Mary P. Burns

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Mary P. Burns
Trust Counsel
Bowling Green State University, B.A. English Literature
Salmon P. Chase College of Law, Law (J.D.)

Mary is Trust Counsel at Johnson Trust Company. Prior to joining Johnson Trust Company, Mary practiced law in the Cincinnati area, representing clients in Ohio and Kentucky in the areas of estate planning and trust and estate administration. Mary is currently serving as President of the Estate Planning Council of Northern Kentucky and is a member of the Board of Trustees of the Cincinnati Estate Planning Council. In addition to being involved in the Cincinnati and Northern Kentucky Bar Associations, she is also active in other charitable and civic organizations. Both natives of the Cincinnati area, Mary and her husband now live in Northern Kentucky.

Vice President Trust Officer & Secretary
Sherry L. Wright, CTFA

[photo]
Sherry L. Wright, CTFA
Vice President Trust Officer & Secretary
Northern Kentucky University, A.A.S Office Management
Northern Kentucky University, B.S. Management

Sherry Wright has been a Trust Officer and the Manager of Trust Services at Johnson Trust Company since 2002. Sherry's primary responsibilities are guiding the daily operations of Johnson Trust Company and providing proactive and high-level trust services to our clients. Sherry is a Certified Trust and Financial Advisor and previously was a Trust Officer with McDonald Trust Company and Fifth Third Bank. Sherry lives in Independence, Kentucky, with her husband, Tom.

Trust Officer
Donna J. Wolfer, CTFA

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Donna J. Wolfer, CTFA
Trust Officer
Northern Kentucky University, B.B.A Management

Donna Wolfer is a Trust Officer at Johnson Trust Company. She has been with the firm since 2003. Prior to joining Johnson, she was a Trust Associate at Huntington Bank and McDonald Trust Company. Donna and her husband Chris reside in Alexandria, Ky. with their two sons, Brian and Andy.

Trust Associate
Cyndi M. Dicello

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Cyndi M. Dicello
Trust Associate

Cyndi has been with Johnson Investment Counsel, Inc. since 1990. She previously worked as Supervisor of the Data Processing Department, and in 2001 joined Johnson Trust Company as a Trust Associate. Cyndi lives in Colerain Township with her two boys, Jordan and Brandon.

Jill Branam

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Jill Branam
Trust Associate
Northern Kentucky University, B.S. Sociology

Jill has been with the firm since 1999. She has worked as an Administrative Assistant and a Portfolio Manager Assistant for the Private Client division of Johnson Investment Counsel. In 2007, Jill joined Johnson Trust Company as a Trust Associate. Jill and her husband, John, live in Sunman, Indiana. They are members of the Batesville YMCA and attend St. Anthony of Padua church in Morris.

Sias, Kathy B.

[photo]
Sias, Kathy B.
Trust Associate

Trust Administrative Assistant
Seal, Lauren

[photo]
Seal, Lauren
Trust Administrative Assistant

Business Operations

Director of Operations
Scott Bischoff

[photo]
Scott Bischoff
Director of Operations
University of Dayton, B.B.A Finance
University of Cincinnati, M.B.A. Management and Information Systems

Scott Bischoff joined Johnson Investment Counsel in 1988 and holds the position of Director of Operations. Scott and his wife Amy reside in Delhi Township with their four children, Max, Maggie, Mitchell and Mason. Scott is a Board Member of the Cincinnati Shakespeare Company as well as the Chairman of the committee responsible for the 2008 Business On Board program as presented by the Arts Services Office of the Fine Arts Fund.

Business Operations Assistant
Maria Seda

[photo]
Maria Seda
Business Operations Assistant
University of Cincinnati, B.B.A Accounting

Maria Seda is the Business Operations Assistant and has been with Johnson Investment Counsel, Inc. since 1992. Maria has a B.B.A in Accounting from the University of Cincinnati. She belongs to St. Teresa Avila Parish in Price Hill and enjoys biking, tennis and traveling.

Office Services Coordinator
Karen L. Lay

[photo]
Karen L. Lay
Office Services Coordinator
University of Cincinnati, B.S. Education

After a career of teaching and being a stay at home mother, Karen joined the firm in 2000 as the Johnson Investment Counsel Office Coordinator and member of the Client Relations team. Karen and her husband reside in Colerain Township and have a son Jacob, attending the University of Dayton and a daughter attending Bowling Green State University.

Operations Associate
Carla Tripp

[photo]
Carla Tripp
Operations Associate

Carla Tripp is an Operations Assistant at Johnson Investment Counsel, Inc. She has been with the firm since 1999. Prior to Joining Johnson, she was an Account Administrator at PNC Bank for 13 years. Carla and her husband Perry reside in White Oak with their two children, Stacey and Zack.

Michelle Capal

[photo]
Michelle Capal
Operations Associate
Cincinnati State Technical and Community College, A.A.S Office Information Processing

Michelle Capal is an Operations Assistant with Johnson Financial, Inc. and has been with the firm since December 1998. Michelle and her husband Eric live in Colerain Township. They enjoy traveling, motorcycle riding and helping out in the community.

Executive Assistant
Bonnie Schultes

[photo]
Bonnie Schultes
Executive Assistant

Bonnie Schultes lives in Cincinnati and joined the firm in 2004. She supports Timothy E. Johnson, President of Johnson Investment Counsel and Steve Linder, Director of Human Resources.

Receptionist
Donna Peterson

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Donna Peterson
Receptionist

Janet V. Mahler

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Janet V. Mahler
Receptionist

Jan Mahler has been with Johnson Investment Counsel since 2000. She currenly job shares the position of Receptionist with Donna Peterson. Jan lives in Colerain Township with her husband Charlie and has four grown children.

Joyce Tedford

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Joyce Tedford
Receptionist

Courier
Paul Fenner

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Paul Fenner
Courier

Ron Larkin

[photo]
Ron Larkin
Courier

Research

Manager of Research
Brian Kute, CFA

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Brian Kute, CFA
Manager of Research
University of Kentucky, B.B.A Finance

Brian Kute is Manager of Research for Johnson Investment Counsel and has been with the firm since 1994. He holds the Chartered Financial Analyst designation. His responsibilities include management of the research and trading functions, investment process coordination and quantitative fund management. Prior to joining Johnson, he worked at Gradison McDonald. Brian resides in Erlanger, KY with his wife, Amy, and their two children.

Equity Analyst
Aaron Taylor, CFA

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Aaron Taylor, CFA
Equity Analyst
University of Cincinnati, B.A. Mathematics

Aaron Taylor is an Equity Analyst for Johnson Investment Counsel, covering the health care, energy, and materials sectors. He holds the Chartered Financial Analyst designation and is a member of the Cincinnati Society of Financial Analysts. He has been with Johnson since 1999, and prior to joining the firm, he worked at Fidelity Investments. Aaron and his wife, Stacie, live in Bethel, Ohio with their daughter Olivia and son Elijah.

Fred A. Brink, CFA

[photo]
Fred A. Brink, CFA
Equity Analyst
University of Cincinnati, B.B.A Finance

Fred Brink is an Equity Analyst for Johnson Investment Counsel, covering the technology and industrials sectors, and he also manages the Johnson Realty Fund. Fred holds the Chartered Financial Analyst designation and is a member of the Cincinnati Society of Financial Analysts. He joined Johnson in 1997 and was previously a trust investment officer with USBank. Fred and his wife, Michelle, live in Loveland with their two daughters, Abbie and Nicole.

James C. Hunter, CFA

[photo]
James C. Hunter, CFA
Equity Analyst
University of Cincinnati, B.A. Psychology
University of Cincinnati, M.B.A. Finance

Jim Hunter is an Equity Analyst for Johnson Investment Counsel and holds the Chartered Financial Analyst designation. Jim joined the firm in 2000 and covers the finance, utilities, and telecommunications sectors. Jim lives in Colerain Township with his wife and three children, and is active in the Vineyard Church Northwest.

Jeroen van Leersum

[photo]
Jeroen van Leersum
Equity Analyst
University of Cincinnati, B.A. Economics
University of Wisconsin, M.B.A. Finance

Jeroen van Leersum is an Equity Analyst for Johnson Investment Counsel and covers the consumer staples and consumer discretionary sectors. Jeroen has been with the firm since 1996.

Equity Trader
Christy Yost

[photo]
Christy Yost
Equity Trader

Christy Yost is Equity Trader for Johnson Investment Counsel and has been with the firm since 1988. Christy and her husband, Phil, live in Colerain with their three sons, Kyle, Ben and Mason.

Mutual Funds

Manager of Client Service Operations
Marc Figgins

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Marc Figgins
Manager of Client Service Operations
Northern Kentucky University, B.S. Marketing
Xavier University, M.B.A. Finance

Marc joined Johnson Investment Counsel in 2001 as Manager of the Client Service Operations group. He is currently responsible for all aspects of fund administration, fund accounting and transfer agent services for the Johnson Mutual Funds as well as the operations administration of the advisory accounts. Prior to joining Johnson, Marc was with Gradison-McDonald Investments for 15 years in various positions in the operations department. Marc and his wife Mischelle reside in Independence, Kentucky with their three daughters who are active in sports, church and school activities. Marc coaches soccer and basketball teams in the Northern Kentucky community and holds various board positions in the organizations in which he is involved.

Client Service and Compliance Associate
Jennifer J. Kelhoffer

[photo]
Jennifer J. Kelhoffer
Client Service and Compliance Associate

Jenny joined Johnson Investment Counsel in 2006 as a Client Services and Compliance Associate. Her duties include preparation of mutual fund shareholder reports and regulatory filings, as well compliance reviews for the mutual funds and the adviser. Prior to joining Johnson, Jenny worked for Equity Analysts Inc. for 10 years as a manager of the Broker/Dealer, and as a manager of its back-office operations. She attended The Ohio State University and received a BSBA Finance and Accounting. Jenny and her husband Bart live in Harrison, Ohio with their three children. They are active in school and church activities.

Transfer Agent
Marilyn Toelke

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Marilyn Toelke
Transfer Agent

Marilyn Toelke has been with the firm since 1986. She has held various positions throughout her career with Johnson including those in Client Service, Trading and Research. She has been a member of the Internal Mutual Funds Service Team since 2000 and is responsible for various service and processing functions. Marilyn lives in College Hill with her husband, Chuck. They have three grown children, a son and twin daughters.

Fund Accountant
Teresa Wagner

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Teresa Wagner
Fund Accountant

Terri Wagner joined Johnson Investment Counsel in 2001. Terri is the Mutual Fund Accountant. Terri and her husband Chuck, live in College Hill with their two children, Jake and Katie.

Transfer Agent Specialist
M. Scott Wyckoff

[photo]
M. Scott Wyckoff
Transfer Agent Specialist
University of Tennessee, B.S. Business Administration

Institutional Management

Director of Fixed Income and Institutional Management
Jason O. Jackman, CFA

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Jason O. Jackman, CFA
Director of Fixed Income and Institutional Management
Wittenberg University, B.A. Economics

Jason Jackman has been with Johnson Investment Counsel since 1993 and is the Director of Fixed Income and a Portfolio Manager. Jason holds the Chartered Financial Analyst designation. Jason serves on the Board of Trustees of the Northern Kentucky University Foundation, the Carnegie Arts Center and the St. Vincent DePaul Community Pharmacy. In addition, he serves on an advisory board for the Greater Cincinnati Foundation and on the Regional Stewardship Council for Vision 2015, a regional visioning initiative. He was a member of Leadership Cincinnati XXVII and acts in a leadership capacity for Legacy. Jason and his wife, Amy, live in Fort Mitchell with their three children, Nicholas, Eric and Matthew.

Vice President, Institutional Portfolio Manager
Dale H. Coates, CFA

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Dale H. Coates, CFA
Vice President, Institutional Portfolio Manager
Miami University, B.S. Finance

Dale Coates is a Portfolio Manager and Vice President of Johnson Institutional Management. Dale is one of a three-member team which heads up Johnson Institutional Management, serving institutional clients. Dale serves on Johnson’s Investment Committee and on all of the strategy teams for Johnson’s equity and fixed income products. Dale earned bachelor’s degrees in Finance and Economics from Miami University, and holds the Chartered Financial Analyst designation. Dale is a member and past president of the Cincinnati Society of Financial Analysts. He is actively involved with his church and community, and has been a sports coach for many years. Dale and his wife, Jenni, live in Anderson with their two sons.

Director of Institutional Sales and Marketing
Kurt P. Terrien

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Kurt P. Terrien
Director of Institutional Sales and Marketing
Walsh College, B.A. Finance
Wayne State University, M.B.A. Finance

Kurt Terrien joined Johnson Investment Counsel in 2004, and is Director of Institutional Sales & Marketing. Prior to joining Johnson, Kurt worked for National City Bank as a Vice President in their Institutional Asset Management division. Prior to that, Kurt worked for World Asset Management where he was responsible for establishing relationships with plan sponsors throughout the Midwest and with investment consultants nationwide. Kurt is a member of the Association of Investment Management Sales Executives. Kurt resides in Rochester, MI with his wife, Lisa and their two boys, Jake and Ben.

Fixed Income Analyst
Michael C. Leisring, CFA

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Michael C. Leisring, CFA
Fixed Income Analyst
Miami University, B.S. Finance

Michael Leisring has been with Johnson Investment Counsel since 1999 and is a Fixed Income Analyst. Michael holds the Chartered Financial Analyst Designation and is a member of the Cincinnati Society of Financial Analysts. Prior to joining Johnson Investment Counsel, Michael worked for Fidelity Investments. Michael and his wife, Gina, live in Sycamore Township and are parishioners of St. Gertrude's Catholic Church.

Institutional Associate
Sandy F. Appel

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Sandy F. Appel
Institutional Associate
Northern Kentucky University, B.S. Finance

Sandy Appel is an Institutional Associate for Johnson Institutional Management and has been with Johnson Investment Counsel since 1999. Sandy lives in Northern Kentucky with her two children, Jessica and John. She attends St. Joseph Catholic Church and enjoys volunteering at her children’s school and sports activities.

Management Team

President and CEO
Timothy E. Johnson

[photo]
Timothy E. Johnson
President and CEO
North Park University, B.A. Economics
University of Akron, M.B.A. Finance
University of Illinois, Ph.D. Finance

Timothy E. Johnson, Ph.D., is a financial and investment consultant, a Professor of Finance at the University of Cincinnati, and Founder and President of Johnson Investment Counsel, Inc. The firm evolved from his interest in sound fundamental security analysis and portfolio management, as well as his desire to bring theory into practice. He is the author of three textbooks, has written numerous journal articles on finance and has spoken at many seminars around the country. Tim is also an active member of numerous professional and civic organizations in the Greater Cincinnati community.

Managing Director of Private Client Group
Steven A. Eklund, CFA

[photo]
Steven A. Eklund, CFA
Managing Director of Private Client Group
Miami University, B.S. Engineering
Miami University, M.B.A. Finance

Steve Eklund is director of Johnson Wealth Advisors overseeing the Portfolio Management team and has been with Johnson Investment Counsel since 1994. Steve also serves on the Management team and holds the Chartered Financial Analyst designation. Prior to joining Johnson, he was an Executive Vice President at Pacholder Associates where he served for eight years. Steve and his wife Teresa live in Sharonville and have three children, Rachel, Zachary and Shiloh.

Director of Operations
Scott Bischoff

[photo]
Scott Bischoff
Director of Operations
University of Dayton, B.B.A Finance
University of Cincinnati, M.B.A. Management and Information Systems

Scott Bischoff joined Johnson Investment Counsel in 1988 and holds the position of Director of Operations. Scott and his wife Amy reside in Delhi Township with their four children, Max, Maggie, Mitchell and Mason. Scott is a Board Member of the Cincinnati Shakespeare Company as well as the Chairman of the committee responsible for the 2008 Business On Board program as presented by the Arts Services Office of the Fine Arts Fund.

Charitable Gift Fund

President, Chief Trust Officer and Treasurer
Michael D. Barnes

[photo]
Michael D. Barnes
President, Chief Trust Officer and Treasurer
Purdue University, B.S. Industrial Management
Washington University, J.D. Law

Michael D. Barnes is Vice President of Johnson Trust Company, a subsidiary of Johnson Investment Counsel, Inc. Michael is an attorney with experience in estate and charitable gift planning and is a Certified Trust and Financial Advisor. Prior to joining Johnson Trust Company, Michael practiced corporate and banking law and worked for several universities as a charitable tax planning specialist. Michael and his wife, Natalie, live in Mariemont with their two children, Alice and Jack.

Gift Fund Associate
Marcy D. Johnson

[photo]
Marcy D. Johnson
Gift Fund Associate
Cincinnati State Technical and Community College, A.A.S Business Financial Management

Marcy joined Johnson Investment Counsel in 1994 and serves as Gift Fund Associate for the Johnson Charitable Gift Fund. Marcy and her husband Tony live in Burlington, Kentucky, with their daughter, Sydney.

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Careers

Careers

At Johnson Investment Counsel, we value extraordinary client service, the pursuit of excellence and the highest level of integrity, honesty and morality.

We are now seeking qualified individuals for the following positions:

Equity Analyst

Primarily responsible for the analysis and presentation of the fundamental outlook for companies and for assessing and providing input on the macroeconomic environment of assigned sectors. Responsible for producing recommendations for security purchases/sales and providing input utilized in the portfolio construction process. Duties and Responsibilities include: Performing traditional, fundamental security analysis. Develop and maintain a recommended list and make recommendations. Recommend sector weightings. Interact with the Investment Committee, product teams, portfolio managers and Research Manager. Add input to the development of new investment products. Skills, Knowledge, Qualifications include: BS/BA in Finance/Economics/Accounting or related field. CFA designated strongly preferred (or working toward it). Minimum of 3 years research analyst experience. Experienced user of financial spreadsheets.

Portfolio Manager

Excellent opportunity for a highly motivated investment professional with at least 5 years experience in managing client portfolios. PM will be responsible for proactively managing client relationships in our Financial Advisory Services Group. Constructing and monitoring investment portfolios and providing assistance in all aspects of financial planning. Strong finance background is a must. Degree in Finance or related field is required. CFP preferred.

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Please contact us if we can be of service to you or if you would like more information. Any information you provide will be kept strictly confidential.

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Phone: 513.661.3100 800.541.0170	Fax: 513.661.3160

Mailing Address: 3777 West Fork Road Cincinnati, OH 45247

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Copyright © 2008 Johnson Investment Counsel, Inc. All rights reserved. | 800.541.0170	Contact Us | Privacy Policy | Client Login

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Privacy Policy

Privacy Policy

At Johnson Investment Counsel, Inc. we work hard to earn the trust of our clients and everyone we deal with. The relationship between Johnson Investment Counsel, Inc., our affiliates and our clients is the most important asset of our firm. We strive to maintain your trust and confidence, which is an essential aspect of our commitment to protect your personal information to the best of our ability. We believe that our clients value their privacy, and we do not disclose your personal information to anyone unless it is required by law, at your direction, or is necessary to provide you with our services. We have not and will not sell your personal information to anyone.

Johnson Investment Counsel and our affiliates collect and maintain your personal information so that we can better provide investment management and trust services. The types and categories of information that we collect and maintain about you include:

•	Information we receive from you to open an account or provide investment advice and trust services, such as your home address, telephone number and financial information
•	Information we need to service your account, such as trade confirmations, account statements and other financial information

In order for us to provide investment management and trust services to you, it is sometimes necessary for us to disclose your personal information to outside sources (e.g., brokers, custodians, regulators and tax return preparers).

To fulfill our privacy commitment at Johnson Investment Counsel, we have instituted firm-wide practices to safeguard the information that we maintain about you. These include:

•	Adopting procedures that put in place physical, electronic and other safeguards to keep your personal information safe
•	Limited access to personal information to those employees who need it to perform their job duties
•	Requiring third parties that perform services for us to agree by contract to keep your information strictly confidential
•	Protecting information of our former clients to the same extent as our current clients

At Johnson Investment Counsel, we value your privacy.

We employ the following practices and policies in order to protect your privacy and secure your information:

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Any use of cookies on this site is done for the purposes of security and to enhance your experience while using our website. Information contained in any cookies will not be provided to outside sources by any of the Johnson Companies.

•	Where applicable, particularly in the registration and account access portions of our site, we use 128-bit Secure Socket Layers encryption to encrypt the data sent from our web server to you.
•	You are able to choose your own password, known only to you.
•	Your accounts will not be made available online unless specifically requested.
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When visitors request access to accounts, they must be verified by a representative of Johnson Wealth Advisors, Johnson Trust Company, Johnson Institutional Management and Johnson Mutual Funds. When questions arise as to the actual identity of a visitor requesting access to an account, the representative will contact the account's owner to verify the visitor's right to view the account. Access to an account will be denied until it is made available by one of our representatives.

•	A visitor has three chances to enter a valid password. After three bad attempts, the account will be locked out and no access will be granted until we reset the account and allow the visitor back in.

If you have any questions, please feel free to contact us.

Thank you for visiting Johnson Investment Counsel Online.

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